UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          11th Floor
          New York, NY 10017

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ken Brodkowitz
Title:    Managing Member
Phone:    (212) 329-0765

Signature, Place and Date of Signing:


/s/ Ken Brodkowitz                  New York, NY            February 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  86

Form 13F Information Table Value Total: $ 303,315
                                          (x000s)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1         028-                     Newland Master Fund, Ltd.

2         028-                     Newland Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2007
COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4        COLUMN 5          COLUMN 6     COL 7       COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/    INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1,000)   PRN AMT   PRN CALL    DISCRETION    MNGRS  SOLE SHARED    NONE
AERCAP HOLDINGS NV            SHS             N00985106      606         29,033 SH        Shared-Defined  1, 2           29,033
AIRCASTLE LIMITED             COM             G0129K104   23,350        886,816 SH        Shared-Defined  1, 2          886,816
ALTRA HOLDINGS INC            COM             02208R106   24,629      1,481,003 SH        Shared-Defined  1, 2        1,481,003
AMERICAN COMMERCIAL LINES     COM NEW         025195207    2,703        166,467 SH        Shared-Defined  1, 2          166,467
AMERICAN REPROGRAPHICS CO     COM             029263100      278         16,869 SH        Shared-Defined  1, 2           16,869
ANIXTER INTL INC              COM             035290105    3,843         61,719 SH        Shared-Defined  1, 2           61,719
BALDOR ELEC CO                COM             057741100      270          8,022 SH        Shared-Defined  1, 2            8,022
C H ROBINSON WORLDWIDE INC    COM NEW         12541W209      352          6,500 SH  PUT   Shared-Defined  1, 2            6,500
CARLISLE COS INC              COM             142339100      315          8,500 SH        Shared-Defined  1, 2            8,500
CERADYNE INC                  COM             156710105    1,255         26,750 SH        Shared-Defined  1, 2           26,750
CISCO SYS INC                 COM             17275R102    1,884         69,600 SH        Shared-Defined  1, 2           69,600
COMFORT SYS USA INC           COM             199908104      978         76,489 SH        Shared-Defined  1, 2           76,489
CON-WAY INC                   COM             205944101    1,507         36,274 SH        Shared-Defined  1, 2           36,274
COOPER INDS LTD               CL A            G24182100      455          8,600 SH        Shared-Defined  1, 2            8,600
DANAHER CORP DEL              COM             235851102      877         10,000 SH  PUT   Shared-Defined  1, 2           10,000
DU PONT E I DE NEMOURS & CO   COM             263534109      481         10,900 SH        Shared-Defined  1, 2           10,900
DXP ENTERPRISES INC NEW       COM NEW         233377407    1,074         23,010 SH        Shared-Defined  1, 2           23,010
EMCOR GROUP INC               COM             29084Q100    2,749        116,336 SH        Shared-Defined  1, 2          116,336
EMERSON ELEC CO               COM             291011104      567         10,000 SH  PUT   Shared-Defined  1, 2           10,000
ENVIRONMENTAL PWR CORP        COM NEW         29406L201      995        217,750 SH        Shared-Defined  1, 2          217,750
ESCO TECHNOLOGIES INC         COM             296315104      599         15,000 SH        Shared-Defined  1, 2           15,000
EXELON CORP                   COM             30161N101    1,021         12,500 SH        Shared-Defined  1, 2           12,500
FREESEAS INC                  COM             Y26496102    1,094        182,390 SH        Shared-Defined  1, 2          182,390
FREIGHTCAR AMER INC           COM             357023100      350         10,000 SH        Shared-Defined  1, 2           10,000
GARDNER DENVER INC            COM             365558105      667         20,225 SH        Shared-Defined  1, 2           20,225
GENERAL ELECTRIC CO           COM             369604103      927         25,000 SH  CALL  Shared-Defined  1, 2           25,000
HARRIS CORP DEL               COM             413875105      627         10,000 SH        Shared-Defined  1, 2           10,000
HOME DEPOT INC                COM             437076102    3,685        136,800 SH        Shared-Defined  1, 2          136,800
HORSEHEAD HLDG CORP           COM             440694305      314         18,481 SH        Shared-Defined  1, 2           18,481
INSITUFORM TECHNOLOGIES INC   CL A            457667103      247         16,673 SH        Shared-Defined  1, 2           16,673
IPG PHOTONICS CORP            COM             44980X109    4,738        237,026 SH        Shared-Defined  1, 2          237,026
ISHARES TR                    RUSSELL 2000    464287655    2,278         30,000 SH  PUT   Shared-Defined  1, 2           30,000
ISHARES TR                    RUSSELL 2000    464287655    1,898         25,000 SH  PUT   Shared-Defined  1, 2           25,000
ISHARES TR                    DJ US REAL EST  464287739    1,314         20,000 SH  CALL  Shared-Defined  1, 2           20,000
KEY ENERGY SVCS INC           COM             492914106      144         10,000 SH        Shared-Defined  1, 2           10,000
LANDSTAR SYS INC              COM             515098101    1,003         23,809 SH        Shared-Defined  1, 2           23,809
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT  55608B105      203          5,000 SH        Shared-Defined  1, 2            5,000
MASTEC INC                    COM             576323109      585         57,500 SH        Shared-Defined  1, 2           57,500
MCDERMOTT INTL INC            COM             580037109      874         14,800 SH        Shared-Defined  1, 2           14,800
MTC TECHNOLOGIES INC          COM             55377A106      256         10,900 SH        Shared-Defined  1, 2           10,900
NRG ENERGY INC                COM NEW         629377508    1,518         35,020 SH        Shared-Defined  1, 2           35,020
NUCOR CORP                    COM             670346105      811         13,700 SH        Shared-Defined  1, 2           13,700
ODYSSEY MARINE EXPLORATION    COM             676118102      124         20,000 SH        Shared-Defined  1, 2           20,000
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106      378          2,000 SH        Shared-Defined  1, 2            2,000
OLD DOMINION FGHT LINES INC   COM             679580100    1,545         66,853 SH        Shared-Defined  1, 2           66,853
OSHKOSH TRUCK CORP            COM             688239201   10,496        222,083 SH        Shared-Defined  1, 2          222,083
P A M TRANSN SVCS INC         COM             693149106      404         26,022 SH        Shared-Defined  1, 2           26,022
PACER INTL INC TENN           COM             69373H106      201         13,781 SH        Shared-Defined  1, 2           13,781
PACTIV CORP                   COM             695257105      690         25,903 SH        Shared-Defined  1, 2           25,903
PENFORD CORP                  COM             707051108    7,707        301,161 SH        Shared-Defined  1, 2          301,161
POLYPORE INTL INC             COM             73179V103      322         18,399 SH        Shared-Defined  1, 2           18,399
POWELL INDS INC               COM             739128106      697         15,826 SH        Shared-Defined  1, 2           15,826
PRAXAIR INC                   COM             74005P104    1,774         20,000 SH        Shared-Defined  1, 2           20,000
QUALITY DISTR INC FLA         COM             74756M102      581        130,744 SH        Shared-Defined  1, 2          130,744
QUANTA SVCS INC               COM             74762E102    2,058         78,420 SH        Shared-Defined  1, 2           78,420
RBC BEARINGS INC              COM             75524B104      225          5,169 SH        Shared-Defined  1, 2            5,169
REGAL BELOIT CORP             COM             758750103      870         19,353 SH        Shared-Defined  1, 2           19,353
ROPER INDS INC NEW            COM             776696106    1,726         27,600 SH        Shared-Defined  1, 2           27,600
RSC HOLDINGS INC              COM             74972L102   34,533      2,751,598 SH        Shared-Defined  1, 2        2,751,598
SAIA INC                      COM             78709Y105    1,687        126,828 SH        Shared-Defined  1, 2          126,828
SEASPAN CORP                  SHS             Y75638109    3,378        137,922 SH        Shared-Defined  1, 2          137,922
SILGAN HOLDINGS INC           COM             827048109    1,340         25,805 SH        Shared-Defined  1, 2           25,805
SPARTAN MTRS INC              COM             846819100    4,396        575,374 SH        Shared-Defined  1, 2          575,374
SPX CORP                      COM             784635104   22,025         15,000 SH  PUT   Shared-Defined  1, 2           15,000
SPX CORP                      COM             784635104   14,684         10,000 SH  PUT   Shared-Defined  1, 2           10,000
SPX CORP                      COM             784635104   29,367         20,000 SH  PUT   Shared-Defined  1, 2           20,000
SPX CORP                      COM             784635104   18,355         12,500 SH  PUT   Shared-Defined  1, 2           12,500
SPX CORP                      COM             784635104    7,342          5,000 SH  PUT   Shared-Defined  1, 2            5,000
SPX CORP                      COM             784635104   14,684         10,000 SH  PUT   Shared-Defined  1, 2           10,000
SPX CORP                      COM             784635104    7,342          5,000 SH  PUT   Shared-Defined  1, 2            5,000
SUNOCO INC                    COM             86764P109      326          4,500 SH        Shared-Defined  1, 2            4,500
THOMAS & BETTS CORP           COM             884315102      517         10,536 SH        Shared-Defined  1, 2           10,536
TIME WARNER INC               COM             887317105      289         17,515 SH        Shared-Defined  1, 2           17,515
TITAL INTL INC ILL            COM             88830M102    5,617        179,679 SH        Shared-Defined  1, 2          179,679
TITANIUM METALS CORP          COM NEW         888339207      288         10,900 SH        Shared-Defined  1, 2           10,900
TRAVELCENTERS OF AMERICA LLC  COM             894174101      701         56,066 SH        Shared-Defined  1, 2           56,066
UAL CORP                      COM NEW         902549807    1,862         52,218 SH        Shared-Defined  1, 2           52,218
URS CORP NEW                  COM             903236107    2,010         37,000 SH        Shared-Defined  1, 2           37,000
USEC INC                      COM             90333E108      605         67,191 SH        Shared-Defined  1, 2           67,191
VITRAN CORP INC               COM             92850E107      711         49,975 SH        Shared-Defined  1, 2           49,975
WABTEC CORP                   COM             929740108    1,140         33,100 SH        Shared-Defined  1, 2           33,100
WASTE MGMT INC DEL            COM             94106L109      714         21,866 SH        Shared-Defined  1, 2           21,866
WATSCO INC                    CL B            942622101    1,287         35,000 SH  CALL  Shared-Defined  1, 2           35,000
WEYERHAEUSER CO               COM             962166104    2,036         27,614 SH        Shared-Defined  1, 2           27,614
WILLBROS GROUP INC            COM             969199108      383         10,000 SH        Shared-Defined  1, 2           10,000
ZOLTEK COS INC                COM             98975W104    1,577         36,782 SH        Shared-Defined  1, 2           36,782

SK 25958 0002 854624